Cover	Aug. 02, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 to Current Report on Form 8-K/A (this "Second Amendment") is being filed by Stagwell Inc., a Delaware Corporation (the "Company"), to amend its Current Report on Form 8-K filed with the U.S. Securities and Exchange Commission (the "SEC") on August 2, 2021 (as amended by Amendment No. 1 to Current Report on Form 8-K/A of the Company filed with the SEC on September 16, 2021, the "Original 8-K"), in connection with the consummation on August 2, 2021 of the transactions contemplated by that certain Transaction Agreement, dated as of December 21, 2020, as amended on June 4, 2021 and July 8, 2021 (the "Transaction Agreement"), by and among certain subsidiaries of Stagwell Media LP, MDC Partners Inc., New MDC LLC and Midas Merger Sub 1 LLC (the transactions contemplated by the Transaction Agreement, the "Transactions").
Document Period End Date	Aug. 02, 2021
Entity File Number	001-13718
Entity Registrant Name	STAGWELL INC.
Entity Central Index Key	0000876883
Entity Tax Identification Number	86-1390679
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One World Trade Center
Entity Address, Address Line Two	Floor 65
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	646
Local Phone Number	429-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	STGW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false